FINANCIAL ASSETS AND LIABILITIES - Interest Rate Risk Management (Details) - Interest rate swaps - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Notional Amount	$ 650,000	$ 500,000
Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 650,000